Subsequent Event - Additional Information (Detail) - Private Placements [member] - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 01, 2022	Apr. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Share issue costs	$ 1,200,000
Warrant private placement description		Subsequent to April 30, 2022, the Company completed a non-brokered private placement for $1,200,000 upon the issuance of 6,000,000 units (the “Units”) at a price of $0.20 per Unit. Each Unit is comprised of one common share of the Company and one-half of one transferable common share purchase warrant (the “Warrants”), each whole Warrant exercisable for a period of four years from the date of issue to purchase one common share of the Company at a price of $0.30 per share, provided that, if after the expiry of all resale restrictions, the closing price of the Company’s shares is equal to or greater than $0.40 per share for 20 consecutive trading days, the Company may, by notice to the Warrant holders reduce the remaining exercise period of the Warrants to not less than 30 days following the date of such notice.
Number of units granted	6,000,000
Price per unit	$ 0.20
Warrant exercisable period	4 years
Warrant exercise price	$ 0.30
Closing price of share	$ 0.40
Finder's fee	$ 48,000